Goodwill and Other Intangible Assets, Other Intangible Assets (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) Trademark	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Amortized intangible assets [Abstract]
Accumulated amortization		$ (732.6)	$ (686.1)
Unamortized intangible assets [Abstract]
Impairment of intangible assets, indefinite-lived		0.0	0.0
Total other intangible assets		1,987.6	2,054.5
Amortization of intangible assets		124.3	125.8	$ 118.9
Estimated Amortization of intangible assets 2020		112.5
Estimated Amortization of intangible assets 2021		112.5
Estimated Amortization of intangible assets 2022		112.5
Estimated Amortization of intangible assets 2023		112.5
Estimated Amortization of intangible assets 2024		112.5
Trademarks [Member]
Unamortized intangible assets [Abstract]
Gross carrying amount		614.3	611.3
Trademarks [Member] | Industrial Technologies and Services [Member]
Unamortized intangible assets [Abstract]
Impairment of intangible assets, indefinite-lived	$ 1.6
Number of trademarks | Trademark	3
Customer Lists and Relationships [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		1,238.7	1,245.5
Accumulated amortization		(673.9)	(567.8)
Technology [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		30.2	21.7
Accumulated amortization		(6.0)	(4.8)
Trademarks [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		40.4	44.9
Accumulated amortization		(11.9)	(13.0)
Backlog [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		0.0	68.8
Accumulated amortization		0.0	(68.6)
Other [Member]
Amortized intangible assets [Abstract]
Gross carrying amount		64.0	62.3
Accumulated amortization		$ (40.8)	$ (31.9)